Concentration of Credit Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer
Cash uninsured | $	$ 0	$ 0
Customer Concentration Risk [Member] | More Than 10% Accounts Receivable [Member]
Numbers of customer	1	1
Customer Concentration Risk [Member] | More Than 10% Revenues [Member]
Numbers of customer	1	1